Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 79.0%
Security	Shares	Value
Aerospace & Defense — 2.5%
Airbus SE	8,771	$ 1,491,961
BAE Systems PLC	98,294	1,750,225
Boeing Co.(1)	3,885	690,015
General Dynamics Corp.	8,626	2,585,816
General Electric Co.	15,342	2,533,578
Howmet Aerospace, Inc.	21,131	1,788,739
L3Harris Technologies, Inc.	6,743	1,516,029
Lockheed Martin Corp.	3,221	1,514,965
Northrop Grumman Corp.	3,600	1,622,772
RTX Corp.	20,455	2,205,253
		$ 17,699,353
Air Freight & Logistics — 0.2%
FedEx Corp.	2,696	$ 684,676
United Parcel Service, Inc., Class B	5,551	771,201
		$ 1,455,877
Automobiles — 1.5%
Ford Motor Co.	104,247	$ 1,264,516
Mercedes-Benz Group AG	34,687	2,517,487
Tesla, Inc.(1)	26,019	4,633,464
Toyota Motor Corp.	91,500	1,993,116
		$ 10,408,583
Banks — 2.9%
Bank of America Corp.	78,553	$ 3,141,334
BNP Paribas SA	22,875	1,688,555
Citigroup, Inc.	24,639	1,535,256
Citizens Financial Group, Inc.	50,650	1,787,439
Eastern Bankshares, Inc.	106,241	1,455,502
FB Financial Corp.	46,594	1,723,978
First Hawaiian, Inc.	91,379	1,857,735
JPMorgan Chase & Co.	14,313	2,900,243
Stellar Bancorp, Inc.	56,223	1,270,078
Veritex Holdings, Inc.	69,457	1,416,923
Wells Fargo & Co.	32,069	1,921,574
		$ 20,698,617
Beverages — 1.8%
Anheuser-Busch InBev SA	49,111	$ 3,098,489
Asahi Group Holdings Ltd.	35,500	1,302,368
Coca-Cola Co.	43,620	2,745,007
Heineken NV(2)	20,284	2,035,257
Security	Shares	Value
Beverages (continued)
Kirin Holdings Co. Ltd.	71,400	$ 986,030
PepsiCo, Inc.	4,639	802,083
Pernod Ricard SA	12,569	1,882,244
		$ 12,851,478
Biotechnology — 1.3%
AbbVie, Inc.	16,781	$ 2,705,768
Amgen, Inc.	6,887	2,106,389
Gilead Sciences, Inc.	14,614	939,242
Regeneron Pharmaceuticals, Inc.(1)	2,028	1,987,765
Vertex Pharmaceuticals, Inc.(1)	3,557	1,619,644
		$ 9,358,808
Broadline Retail — 2.3%
Amazon.com, Inc.(1)	90,170	$ 15,909,595
		$ 15,909,595
Building Products — 0.9%
Carrier Global Corp.	25,841	$ 1,632,893
CSW Industrials, Inc.	7,450	1,894,237
Daikin Industries Ltd.	8,000	1,169,045
Resideo Technologies, Inc.(1)	75,117	1,622,527
		$ 6,318,702
Capital Markets — 2.8%
Ares Management Corp., Class A	12,825	$ 1,797,680
Brightsphere Investment Group, Inc.	65,089	1,443,023
Brookfield Asset Management Ltd., Class A	37,067	1,454,994
Brookfield Corp.(2)	41,309	1,798,811
CME Group, Inc.	7,087	1,438,519
Hamilton Lane, Inc., Class A	14,689	1,843,323
Houlihan Lokey, Inc.	12,613	1,707,169
KKR & Co., Inc.	14,414	1,482,336
Moelis & Co., Class A	26,752	1,514,431
Partners Group Holding AG	1,224	1,647,292
Tradeweb Markets, Inc., Class A	16,575	1,806,841
Victory Capital Holdings, Inc., Class A	39,628	2,061,845
		$ 19,996,264
Chemicals — 2.2%
AdvanSix, Inc.	35,991	$ 852,987
Akzo Nobel NV	14,153	992,729
Arkema SA	14,645	1,500,760
BASF SE	22,436	1,187,461
Corteva, Inc.	26,047	1,457,069
Dow, Inc.	37,005	2,132,598

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
EMS-Chemie Holding AG(2)	2,036	$ 1,687,228
Kaneka Corp.	52,100	1,401,967
Linde PLC	3,744	1,630,587
NOF Corp.	89,400	1,151,460
Novonesis (Novozymes), Class B	25,857	1,542,154
		$ 15,537,000
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	8,853	$ 1,865,593
		$ 1,865,593
Construction & Engineering — 0.6%
API Group Corp.(1)	51,892	$ 1,849,431
COMSYS Holdings Corp.	63,200	1,263,173
Eiffage SA	12,726	1,408,005
		$ 4,520,609
Consumer Finance — 1.0%
AEON Financial Service Co. Ltd.	155,700	$ 1,307,847
American Express Co.	8,407	2,017,680
SLM Corp.	96,711	2,075,418
Synchrony Financial	42,727	1,871,442
		$ 7,272,387
Consumer Staples Distribution & Retail — 0.8%
Aeon Co. Ltd.(2)	51,600	$ 1,112,966
Alimentation Couche-Tard, Inc.	35,989	2,100,536
Walmart, Inc.	33,834	2,224,924
		$ 5,438,426
Containers & Packaging — 0.5%
Silgan Holdings, Inc.	35,090	$ 1,658,003
Sonoco Products Co.	29,777	1,827,414
		$ 3,485,417
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	66,680	$ 1,214,910
		$ 1,214,910
Electric Utilities — 2.2%
Constellation Energy Corp.	10,441	$ 2,268,307
Duke Energy Corp.	11,050	1,144,449
Enel SpA	589,511	4,280,265
Exelon Corp.	38,065	1,429,341
Hydro One Ltd.(3)	77,032	2,218,919
Security	Shares	Value
Electric Utilities (continued)
Iberdrola SA(2)	88,964	$ 1,174,215
PG&E Corp.	82,507	1,529,680
Southern Co.	18,828	1,508,876
		$ 15,554,052
Electrical Equipment — 0.8%
Eaton Corp. PLC	8,919	$ 2,968,689
GE Vernova, Inc.(1)	3,835	674,577
nVent Electric PLC	20,890	1,700,028
		$ 5,343,294
Electronic Equipment, Instruments & Components — 0.5%
Hexagon AB, Class B	72,889	$ 802,865
Keyence Corp.	1,400	631,066
Knowles Corp.(1)	72,920	1,277,558
Kyocera Corp.	70,400	798,046
		$ 3,509,535
Energy Equipment & Services — 0.5%
Baker Hughes Co.	37,015	$ 1,239,262
Halliburton Co.	32,513	1,193,227
Schlumberger NV	23,540	1,080,251
		$ 3,512,740
Financial Services — 2.5%
Apollo Global Management, Inc.	11,912	$ 1,383,698
Berkshire Hathaway, Inc., Class B(1)	12,486	5,174,198
Corebridge Financial, Inc.	67,106	1,957,482
Enact Holdings, Inc.	48,134	1,478,195
Equitable Holdings, Inc.	47,727	1,980,193
Mastercard, Inc., Class A	2,700	1,207,089
ORIX Corp.	59,100	1,288,855
PayPal Holdings, Inc.(1)	22,600	1,423,574
Visa, Inc., Class A	6,784	1,848,369
		$ 17,741,653
Food Products — 2.1%
Barry Callebaut AG(2)	1,436	$ 2,496,043
Danone SA	37,734	2,433,460
Ezaki Glico Co. Ltd.	55,800	1,443,065
House Foods Group, Inc.	70,500	1,298,470
Kagome Co. Ltd.	41,900	952,075
Kerry Group PLC, Class A	12,198	1,033,442

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Nestle SA	35,095	$ 3,725,197
Saputo, Inc.(2)	55,589	1,124,872
		$ 14,506,624
Ground Transportation — 1.7%
Canadian National Railway Co.	11,988	$ 1,526,041
Central Japan Railway Co.	45,500	1,014,844
CSX Corp.	34,321	1,158,334
Schneider National, Inc., Class B	47,833	1,075,286
Seino Holdings Co. Ltd.	87,400	1,138,725
TFI International, Inc.	13,393	1,772,107
Uber Technologies, Inc.(1)	30,640	1,978,119
U-Haul Holding Co., Non Voting Shares	24,784	1,506,619
Union Pacific Corp.	4,711	1,096,815
		$ 12,266,890
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	13,387	$ 1,368,018
Becton Dickinson & Co.	7,156	1,659,977
Boston Scientific Corp.(1)	26,964	2,037,670
Cochlear Ltd.(2)	7,153	1,541,415
EssilorLuxottica SA	10,469	2,347,713
Intuitive Surgical, Inc.(1)	6,360	2,557,483
Medtronic PLC	25,101	2,042,468
Smith & Nephew PLC	104,856	1,326,799
Stryker Corp.	5,401	1,842,227
		$ 16,723,770
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	7,322	$ 726,855
Cencora, Inc.	10,578	2,396,658
Centene Corp.(1)	17,304	1,238,793
Fresenius SE & Co. KGaA(1)	22,821	728,133
HCA Healthcare, Inc.	5,713	1,940,992
Labcorp Holdings, Inc.	6,963	1,357,158
McKesson Corp.	6,198	3,530,319
Sonic Healthcare Ltd.(2)	66,505	1,082,507
UnitedHealth Group, Inc.	10,289	5,096,862
		$ 18,098,277
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc., Class A(1)	8,562	$ 1,240,891
Booking Holdings, Inc.	430	1,623,830
		$ 2,864,721
Security	Shares	Value
Household Durables — 0.8%
Installed Building Products, Inc.	9,499	$ 2,012,268
Sony Group Corp.	12,400	1,018,049
Tri Pointe Homes, Inc.(1)	60,004	2,323,955
		$ 5,354,272
Household Products — 0.1%
Procter & Gamble Co.	4,904	$ 806,904
		$ 806,904
Industrial Conglomerates — 1.0%
Hitachi Ltd.	24,900	$ 2,564,393
Honeywell International, Inc.	6,056	1,224,463
Siemens AG	8,201	1,580,669
Smiths Group PLC	73,039	1,616,187
		$ 6,985,712
Industrial REITs — 0.2%
ProLogis, Inc.	10,172	$ 1,123,904
		$ 1,123,904
Insurance — 2.6%
Allianz SE	4,446	$ 1,301,512
American International Group, Inc.	33,551	2,644,490
Brighthouse Financial, Inc.(1)	27,569	1,227,096
Hartford Financial Services Group, Inc.	14,015	1,449,852
Markel Group, Inc.(1)	879	1,442,957
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,350	4,662,825
Prudential Financial, Inc.	12,124	1,459,123
QBE Insurance Group Ltd.	101,619	1,208,160
Swiss Life Holding AG	2,164	1,512,907
Tokio Marine Holdings, Inc.	44,700	1,548,644
		$ 18,457,566
Interactive Media & Services — 3.8%
Alphabet, Inc., Class A(1)	53,534	$ 9,234,615
Alphabet, Inc., Class C(1)	46,128	8,024,427
Meta Platforms, Inc., Class A	20,619	9,625,568
		$ 26,884,610
IT Services — 0.3%
Otsuka Corp.	52,600	$ 998,732
Shopify, Inc., Class A(1)	17,918	1,060,395
		$ 2,059,127

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc.(1)	6,629	$ 1,452,348
		$ 1,452,348
Machinery — 1.8%
Caterpillar, Inc.	7,223	$ 2,445,130
Deere & Co.	4,200	1,573,992
Fortive Corp.	21,127	1,572,694
Illinois Tool Works, Inc.	6,404	1,554,571
Ingersoll Rand, Inc.	15,315	1,425,061
Otis Worldwide Corp.	16,783	1,664,873
PACCAR, Inc.	21,198	2,278,785
		$ 12,515,106
Media — 0.4%
Fox Corp., Class B	38,374	$ 1,225,665
News Corp., Class B	47,161	1,314,849
		$ 2,540,514
Metals & Mining — 0.7%
BHP Group Ltd.	38,038	$ 1,132,100
Freeport-McMoRan, Inc.	36,233	1,910,566
Rio Tinto Ltd.(2)	18,617	1,601,331
		$ 4,643,997
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	44,159	$ 1,347,291
Dominion Energy, Inc.	25,846	1,393,616
National Grid PLC	82,216	931,509
NiSource, Inc.	49,358	1,434,343
		$ 5,106,759
Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp.	113,509	$ 1,662,907
California Resources Corp.	27,648	1,309,133
Cheniere Energy, Inc.	8,289	1,307,921
Chevron Corp.	22,303	3,619,777
ConocoPhillips	11,259	1,311,448
Devon Energy Corp.	29,359	1,440,940
Diamondback Energy, Inc.	8,742	1,741,931
DT Midstream, Inc.	26,306	1,764,606
Exxon Mobil Corp.	41,302	4,843,073
Hess Corp.	8,737	1,346,372
Magnolia Oil & Gas Corp., Class A	58,411	1,515,765
Marathon Oil Corp.	50,501	1,462,509
Occidental Petroleum Corp.	21,009	1,313,062
Phillips 66	11,248	1,598,453
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
PrairieSky Royalty Ltd.	66,136	$ 1,344,604
Repsol SA	96,746	1,579,349
Shell PLC	57,079	2,060,252
Suncor Energy, Inc.	40,015	1,632,367
Targa Resources Corp.	16,399	1,938,854
TC Energy Corp.	35,130	1,354,733
		$ 36,148,056
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	33,075	$ 1,687,487
		$ 1,687,487
Personal Care Products — 0.7%
Kao Corp.	33,700	$ 1,476,082
L'Oreal SA	3,584	1,769,063
Unilever PLC	25,588	1,401,277
		$ 4,646,422
Pharmaceuticals — 4.3%
Astellas Pharma, Inc.	86,300	$ 847,257
AstraZeneca PLC	14,860	2,309,973
Bristol-Myers Squibb Co.	36,600	1,503,894
Daiichi Sankyo Co. Ltd.	66,300	2,340,329
Eli Lilly & Co.	7,573	6,212,435
GSK PLC	94,086	2,111,103
Johnson & Johnson	8,547	1,253,588
Merck & Co., Inc.	13,030	1,635,786
Novartis AG	33,582	3,475,668
Novo Nordisk AS, Class B	16,942	2,295,439
Pfizer, Inc.	46,212	1,324,436
Roche Holding AG PC	7,291	1,861,514
Sanofi SA	17,702	1,733,060
Takeda Pharmaceutical Co. Ltd.	45,900	1,222,086
		$ 30,126,568
Professional Services — 1.2%
Automatic Data Processing, Inc.	8,064	$ 1,975,035
Parsons Corp.(1)	24,461	1,862,705
Paycom Software, Inc.	5,258	764,093
Science Applications International Corp.	12,687	1,708,304
Verra Mobility Corp.(1)	71,947	1,916,668
		$ 8,226,805

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs — 0.2%
Mid-America Apartment Communities, Inc.	8,371	$ 1,119,286
		$ 1,119,286
Retail REITs — 0.1%
Realty Income Corp.	13,212	$ 701,029
		$ 701,029
Semiconductors & Semiconductor Equipment — 5.2%
ASML Holding NV	2,993	$ 2,863,613
Broadcom, Inc.	3,936	5,229,173
GlobalFoundries, Inc.(1)(2)	19,282	944,818
Intel Corp.	24,665	760,915
Marvell Technology, Inc.	19,753	1,359,204
NVIDIA Corp.	22,957	25,168,448
		$ 36,326,171
Software — 4.4%
Alarm.com Holdings, Inc.(1)	33,131	$ 2,167,099
Atlassian Corp., Class A(1)	6,692	1,049,707
Microsoft Corp.	67,199	27,896,321
		$ 31,113,127
Specialized REITs — 0.7%
Equinix, Inc.	1,786	$ 1,362,682
Four Corners Property Trust, Inc.	106,411	2,597,492
VICI Properties, Inc.	41,153	1,181,503
		$ 5,141,677
Specialty Retail — 0.5%
Home Depot, Inc.	5,809	$ 1,945,260
Industria de Diseno Textil SA	31,849	1,514,469
		$ 3,459,729
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	138,797	$ 26,683,723
Hewlett Packard Enterprise Co.	66,191	1,168,271
		$ 27,851,994
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG	4,107	$ 1,040,181
		$ 1,040,181
Tobacco — 0.7%
British American Tobacco PLC	52,421	$ 1,621,111
Security	Shares	Value
Tobacco (continued)
Japan Tobacco, Inc.	54,700	$ 1,551,987
Philip Morris International, Inc.	18,363	1,861,641
		$ 5,034,739
Trading Companies & Distributors — 1.2%
Brenntag SE	36,205	$ 2,608,058
GMS, Inc.(1)	21,646	2,033,858
ITOCHU Corp.	47,400	2,237,593
Mitsubishi Corp.	86,800	1,832,035
		$ 8,711,544
Water Utilities — 0.2%
Severn Trent PLC	45,906	$ 1,402,739
		$ 1,402,739
Total Common Stocks (identified cost $362,017,999)		$554,821,548

Exchange-Traded Funds — 19.1%
Security	Shares	Value
Equity Funds — 19.1%
iShares MSCI China ETF(2)	1,268,066	$ 55,566,652
iShares MSCI India ETF	563,900	29,892,339
iShares MSCI South Korea ETF(2)	314,100	19,530,738
iShares MSCI Taiwan ETF	581,500	29,261,080
Total Exchange-Traded Funds (identified cost $149,771,849)		$134,250,809

Short-Term Investments — 9.5%
Affiliated Fund — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.23%(4)	12,467,640	$ 12,467,640
Total Affiliated Fund (identified cost $12,467,640)		$ 12,467,640

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 7.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(5)	54,018,728	$ 54,018,728
Total Securities Lending Collateral (identified cost $54,018,728)		$ 54,018,728
Total Short-Term Investments (identified cost $66,486,368)		$ 66,486,368
Total Investments — 107.6% (identified cost $578,276,216)		$755,558,725
Other Assets, Less Liabilities — (7.6)%		$(53,125,739)
Net Assets — 100.0%		$702,432,986
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2024. The aggregate market value of securities on loan at May 31, 2024 was $58,643,947 and the total market value of the collateral received by the Fund was $61,108,666, comprised of cash of $54,018,728 and U.S. government and/or agencies securities of $7,089,938.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2024, the aggregate value of these securities is $2,218,919 or 0.3% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	68.8%	$482,924,388
Japan	5.4	37,890,305
Canada	2.5	17,388,379
Germany	2.2	15,626,326
France	2.1	14,521,761
United Kingdom	1.8	12,359,820
Switzerland	1.5	10,819,138
Australia	0.9	6,565,513
Netherlands	0.8	5,891,599
Italy	0.6	4,280,265
Spain	0.6	4,268,033
Denmark	0.6	3,837,593
Belgium	0.4	3,098,489
Ireland	0.2	1,033,442
Sweden	0.1	802,865
Exchange-Traded Funds	19.1	134,250,809
Total Investments	107.6%	$755,558,725
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at May 31, 2024.
Affiliated Investments
At May 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $12,467,640, which represents 1.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,967,233	$100,667,425	$(105,167,018)	$ —	$ —	$12,467,640	$665,823	12,467,640
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 30,640,034	$ —	$ —	$ 30,640,034
Consumer Discretionary	30,953,779	8,083,302	—	39,037,081
Consumer Staples	11,665,967	31,618,626	—	43,284,593
Energy	36,021,195	3,639,601	—	39,660,796
Financials	67,999,890	16,166,597	—	84,166,487
Health Care	50,536,775	25,222,996	—	75,759,771
Industrials	65,922,059	21,674,913	—	87,596,972
Information Technology	94,765,632	6,094,322	—	100,859,954
Materials	11,469,224	12,197,190	—	23,666,414
Real Estate	8,085,896	—	—	8,085,896
Utilities	14,274,822	7,788,728	—	22,063,550
Total Common Stocks	$422,335,273	$132,486,275*	$ —	$554,821,548
Exchange-Traded Funds	$134,250,809	$ —	$ —	$134,250,809
Short-Term Investments:
Affiliated Fund	12,467,640	—	—	12,467,640
Securities Lending Collateral	54,018,728	—	—	54,018,728
Total Investments	$623,072,450	$132,486,275	$ —	$755,558,725
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.